Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.6%
10,270	iShares 20+ Year Treasury Bond ETF	$1,391,071	1.9
20,193	iShares Core S&P Small-Cap ETF	2,191,546	3.0
23,510	Schwab U.S. TIPS ETF	1,437,872	2.0
25,487	Vanguard Value ETF	3,350,521	4.7

	Total Exchange-Traded Funds
	(Cost $6,583,688)	8,371,010	11.6

MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 88.4%
292,117	Voya Global Bond Fund - Class R6	2,801,397	3.9
1,162,170	Voya High Yield Bond Fund - Class R6	9,297,364	12.9
1,384,054	Voya Intermediate Bond Fund - Class R6	14,186,552	19.7
63,922	Voya Large-Cap Growth Fund - Class R6	3,573,261	5.0
350,149	Voya Limited Maturity Bond Portfolio - Class I	3,568,016	4.9
37,710	Voya MidCap Opportunities Portfolio - Class R6	700,273	1.0
148,866	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,227,041	3.1
103,674	Voya Multi-Manager International Equity Fund - Class I	1,413,081	2.0
273,763	Voya Multi-Manager International Factors Fund - Class I	2,888,203	4.0
68,625	Voya Multi-Manager Mid Cap Value Fund - Class I	752,131	1.0
588,499	Voya U.S. Bond Index Portfolio - Class I	6,391,099	8.9
304,625	Voya U.S. High Dividend Low Volatility Fund - Class R6	4,152,037	5.8
579,295	Voya U.S. Stock Index Portfolio - Class I	11,638,045	16.2

	Total Mutual Funds
	(Cost $56,146,335)	63,588,500	88.4

	Total Investments in Securities (Cost $62,730,023)	$71,959,510	100.0
	Liabilities in Excess of Other Assets	(19,130)	–
	Net Assets	$71,940,380	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,371,010	$–	$–	$8,371,010
Mutual Funds	63,588,500	–	–	63,588,500
Total Investments, at fair value	$71,959,510	$–	$–	$71,959,510

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,806,257	$243,482	$(95,373)	$(152,969)	$2,801,397	$31,635	$(1,337)	$-
Voya High Yield Bond Fund - Class R6	9,110,921	593,908	(328,393)	(79,072)	9,297,364	123,596	(758)	-
Voya Intermediate Bond Fund - Class R6	13,919,606	1,385,871	(580,469)	(538,456)	14,186,552	111,170	(16,285)	-
Voya Large-Cap Growth Fund - Class R6	3,609,572	154,087	(169,664)	(20,734)	3,573,261	-	(505)	-
Voya Limited Maturity Bond Portfolio - Class I	3,460,453	239,164	(117,712)	(13,889)	3,568,016	19,305	(95)	-
Voya MidCap Opportunities Portfolio - Class R6	734,510	25,882	(43,838)	(16,281)	700,273	-	18,266	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,184,565	84,692	(105,940)	63,724	2,227,041	-	1,258	-
Voya Multi-Manager International Equity Fund - Class I	1,439,808	51,764	(120,886)	42,395	1,413,081	-	1,965	-
Voya Multi-Manager International Factors Fund - Class I	2,869,187	103,529	(168,488)	83,975	2,888,203	-	546	-
Voya Multi-Manager Mid Cap Value Fund - Class I	719,850	25,882	(83,373)	89,772	752,131	-	3,315	-
Voya U.S. Bond Index Portfolio - Class I	6,237,158	629,384	(216,165)	(259,278)	6,391,099	41,491	(4,577)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,911,555	258,822	(328,398)	310,058	4,152,037	-	813	-
Voya U.S. Stock Index Portfolio - Class I	9,949,752	1,919,712	(823,040)	591,621	11,638,045	-	20,797	-
	$60,953,194	$5,716,179	$(3,181,739)	$100,866	$63,588,500	$327,197	$23,403	$-

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $64,374,290.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,685,733
Gross Unrealized Depreciation	(100,513)
Net Unrealized Appreciation	$7,585,220